PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Results projected (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ 16,653
Net interest on net defined benefit liability/asset	51,966
Total	68,619
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	2,931
Net interest on net defined benefit liability/asset	6,074
Total	9,005
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	13,722
Net interest on net defined benefit liability/asset	45,892
Total	R$ 59,614